Note 3 - Property and Equipment - Property and Equipment (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Laboratory Equipment [Member]
Property and equipment, gross	$ 525,956	$ 510,106	$ 474,602
Leasehold Improvements [Member]
Property and equipment, gross	115,605	115,605	115,605
Other Furniture Fixtures And Equipment [Member]
Property and equipment, gross	28,685	28,685	28,685
Property and equipment, gross	670,246	654,396	618,892
Accumulated depreciation and amortization	(579,404)	(557,703)	(498,665)
Property and equipment, net	$ 90,842	$ 96,693	$ 120,227